SHARE PAYABLE	9 Months Ended
Dec. 31, 2011
SHARE PAYABLE

NOTE 9 – SHARE PAYABLE

The account relates to shares to be issued in connection with the purchase of 100% interest in SD Holdings. Amount consists of 145,832 shares of the company at $2.05 per shares, not yet issued.